Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

7. Borrowings

Borrowings as of December 31, 2018 and 2019 consisted of the following:

	As of December 31,
	2018	2019
Amounts due within one year	446,144	115,572
Less: unamortized deferred loan issuance costs	(5,755)	(5,750)
Borrowings—current portion	440,389	109,822
Amounts due after one year	939,682	1,250,059
Less: unamortized deferred loan issuance costs	(14,271)	(13,857)
Borrowings—non-current portion	925,411	1,236,202
Total	1,365,800	1,346,024

Terminated Facility:

(a)         Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas facility

On November 12, 2014, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd, GasLog Partners LP and GasLog Partners Holdings LLC entered into a loan agreement with Citibank N.A., London Branch, acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility for up to $450,000 (the “Terminated Partnership Facility”) for the purpose of refinancing in full the existing debt facilities. The agreement provided for a single tranche that was drawn on November 18, 2014. The credit facility bore interest at LIBOR plus a margin and was repayable in four quarterly installments of $5,625 and a final balloon payment of $337,500 together with the last quarterly installment in November 2019. In February 2019, the Partnership signed a debt refinancing of up to $450,000 with certain financial institutions (refer to (d) below ), in order to refinance such indebtedness. On March 6, 2019, the Partnership used $354,375 drawn down under the new facility to prepay the outstanding debt of GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd., which would have been due in November 2019. On March 7, 2019, the Terminated Partnership Facility was terminated and the respective unamortized loan fees of $988 were written-off to profit or loss.

Existing Facilities:

(a)          Five Vessel Refinancing

On February 18, 2016, subsidiaries of the Partnership and GasLog entered into credit agreements (the “Five Vessel Refinancing”) to refinance the debt maturities that were scheduled to become due in 2016 and 2017. The Five Vessel Refinancing is comprised of a five-year senior tranche facility of up to $396,500 and a two-year bullet junior tranche of up to $180,000. The vessels covered by the Five Vessel Refinancing are the Partnership-owned Methane Alison Victoria,  Methane Shirley Elisabeth,  Methane Heather Sally and Methane Becki Anne and the GasLog-owned Methane Lydon Volney. ABN AMRO Bank N.V. and DNB (UK) Ltd. were mandated lead arrangers to the transaction. The other banks in the syndicate are: DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited. Following the acquisition of the Methane Becki Anne on November 14, 2018, the Partnership assumed $93,896 of outstanding indebtedness of the acquired entity.

On April 5, 2016, $323,162 and $149,792 under the senior and junior tranche, respectively, of the Five Vessel Refinancing were drawn to refinance $535,500 of the outstanding debt of GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd and GAS-twenty seven Ltd. The balance outstanding for the entities owned by the Partnership as of December 31, 2019 is $240,422 under the senior tranche that is repayable in 6 quarterly installments of $6,290 and a final balloon payment of $202,680 together with the last quarterly installment in April 2021. Amounts drawn bear interest at LIBOR plus a margin. The balance under the junior tranche was prepaid by the Partnership on April 5, 2017 and January 5, 2018, in amounts of $120,042 and $29,750, respectively, with the junior tranche subsequently cancelled.

(b)          Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. facility

On July 19, 2016, GasLog entered into a credit agreement to refinance the existing indebtedness on eight of its on-the-water vessels of up to $1,050,000 (the “Legacy Facility Refinancing”) with a number of international banks, extending the maturities of six existing credit facilities to 2021. The vessels covered by the Legacy Facility Refinancing are the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Seattle, the Solaris, the GasLog Saratoga, the GasLog Salem and the GasLog Chelsea. Citigroup Global Market Limited, Credit Suisse AG and Nordea Bank AB were mandated lead arrangers to the transaction. The other banks in the syndicate are: Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. Nordea Bank AB, London Branch is the agent and security agent for the transaction. The Legacy Facility Refinancing is comprised of a five-year term loan facility of up to $950,000 and a revolving credit facility of up to $100,000.

Following the acquisitions of GAS-seven Ltd. and GAS-eight Ltd., the Partnership assumed $122,292 and $124,141 of indebtedness drawn on July 25, 2016 under the term loan facility to refinance the existing indebtedness of $124,000 and $127,080 for GAS-seven Ltd. and GAS-eight Ltd., respectively. Each aforementioned refinancing was considered an extinguishment of the existing debt facility. Consequently, the unamortized loan fees of $5,637 were written off to profit or loss for the year ended December 31, 2016. On November 13, 2018, $25,940 was drawn under the revolving credit facility, which was repaid on December 12, 2018.The balance outstanding for the entities owned by the Partnership as of December 31, 2019 is $201,037 under the term loan that is repayable in four semi-annual installments of $7,566 each and a balloon payment of $170,773 due together with the last installment in July 2021, while the balance outstanding under the revolving credit facility is nil and can be repaid and redrawn at any time until December 31, 2020. Amounts drawn bear interest at LIBOR plus a margin.

(c)         GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd. and GAS-fourteen facility

Following the acquisitions of GAS-eleven Ltd. on May 3, 2017, GAS-thirteen Ltd. on July 3, 2017, GAS-fourteen Ltd. on April 26, 2018 and GAS-twelve Ltd. on April 1, 2019,the Partnership assumed $151,423,  $155,005,  $143,622  and $134,107 of outstanding indebtedness of the acquired entities, respectively, under a debt financing agreement dated October 16, 2015 with 14 international banks, with Citibank N.A. London Branch and Nordea Bank AB, London Branch acting as agents on behalf of the other finance parties. The financing is backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who are either directly lending or providing cover for over 60% of the facility (the “October 2015 Facility”).

The loan agreements with GAS-eleven Ltd. and GAS-twelve Ltd., with respect to the GasLog Greece and the GasLog Glasgow, respectively, provided for four tranches of $51,257,  $25,615,  $24,991 and $61,104, while the loan agreements with GAS-thirteen Ltd. and GAS-fourteen Ltd., with respect to the GasLog Geneva and the GasLog Gibraltar, respectively, each provided for four tranches of $50,544,  $25,258,  $24,643 and $60,252.  Under the terms of the agreement,  each drawing under the first three tranches would be repaid in 24 consecutive semi-annual equal installments commencing six months after the actual deliveries of the GasLog Greece, the GasLog Glasgow, the GasLog Geneva and the GasLog Gibraltar, respectively, according to a 12-year profile. Each drawing under the fourth tranche would be repaid in 20 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 20-year profile, with a balloon payment together with the final installment. On March 22, 2016 and on June 24, 2016, $162,967 was drawn down on each date to partially finance the delivery of the GasLog Greece and the GasLog Glasgow, respectively, while on September 26, 2016 and on October 25, 2016, $160,697 was drawn down on each date to partially finance the deliveries of the GasLog Geneva and the GasLog Gibraltar, respectively. The aggregate balance outstanding for the entities owned by the Partnership as of December 31, 2019 is $498,223. Amounts drawn under each applicable tranche bear interest at LIBOR plus a margin.

(d)          2019 Partnership Facility

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial i Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility of up to $450,000 (the “2019 Partnership Facility”) for the purpose of refinancing in full the Terminated Partnership Facility described above. Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 Partnership Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth.

The agreement provides for an amortizing revolving credit facility which can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding (i) 75.0% of the aggregate of the market values of all vessels under the agreement, or (ii) the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $7,357, with a final balloon amount of up to $302,860, together with the last quarterly reduction in February 2024. The credit facility bears interest at LIBOR plus a margin. On March 6, 2019, the Partnership drew down $360,000 under the 2019 Partnership Facility, out of which $354,375 was used to prepay the outstanding debt under the Terminated Partnership Facility, which would have been due in November 2019. On April 1, 2019, the Partnership drew down an additional $75,000 under the 2019 Partnership Facility. The aggregate balance outstanding as of December 31, 2019 is $425,949, while an amount of $1,980 remains undrawn as of December 31, 2019.

Securities Covenants and Guarantees

The credit agreements are secured as follows:

(i)	first priority mortgages over the ships owned by the respective borrowers;
(ii)

in the case of the Partnership Facility, guarantees from the Partnership and the Partnership’s subsidiary GasLog Partners Holdings LLC, guarantees from the Partnership and GasLog Partners Holdings LLC up to the value of the outstanding commitments relating to the Methane Alison Victoria, the Methane Shirley Elisabeth, the Methane Heather Sally and the Methane Becki Anne and guarantees from GasLog and GasLog Carriers Ltd. for up to the value of the outstanding commitments on the remaining vessels, in the case of the Legacy Facility Refinancing, guarantees from the Partnership and GasLog Partners Holdings LLC up to the value of the commitments relating to the GasLog Seattle and the Solaris and guarantees from GasLog and GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, and in the case of the October 2015 Facility, guarantees from the Partnership and GasLog Partners Holdings LLC up to the value of the commitments relating to the GasLog Greece,the GasLog Glasgow,  the GasLog Geneva and the GasLog Gibraltar and guarantees from GasLog and GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels;

(iii)	a pledge or a negative pledge of the share capital of the respective borrower; and
(iv)	a first priority assignment of all earnings and insurance related to the ships owned by the respective borrower.

Certain of the credit facilities also impose certain restrictions relating to the Partnership and GasLog, and their other subsidiaries, including restrictions that limit the Partnership’s and GasLog’s ability to make any substantial change in the nature of the Partnership’s or GasLog’s business or to engage in transactions that would constitute a change of control, without repaying part or all of the Partnership’s and GasLog’s indebtedness in full.

The credit facilities contain customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy. In addition, the credit facilities contain covenants requiring the Partnership and certain of the Partnership’s subsidiaries to maintain the aggregate of (i) the market value, on a charter exclusive basis, of the mortgaged vessel or vessels and (ii) the market value of any additional security provided to the lenders, at a value of not less than 120.0% of the then outstanding amount under the applicable facility. If we fail to comply with these covenants and are not able to obtain covenant waivers or modifications, the lenders could require the Partnership to make prepayments or provide additional collateral sufficient to bring the Partnership into compliance with such covenants, and if we fail to do so the lenders could accelerate the indebtedness.

The credit facilities impose certain operating and financial restrictions on the Partnership and GasLog. These restrictions generally limit the Partnership’s and GasLog’s collective subsidiaries’ ability to, among other things: (a) incur additional indebtedness, create liens or provide guarantees, (b) provide any form of credit or financial assistance to, or enter into any non-arms’ length transactions with, the Partnership, GasLog or any of their affiliates, (c) sell or otherwise dispose of assets, including ships, (d) engage in merger transactions, (e) terminate any charter, (f) change the manager of ships, or (g) acquire assets, make investments or enter into any joint venture arrangements outside of the ordinary course of business. In addition, under each facility, the respective vessel-owning entities are also required to maintain at all times minimum liquidity of $1,500 per entity and are in compliance as of December 31, 2019.

The Partnership, as corporate guarantor is also subject to specified financial covenants on a consolidated basis. These financial covenants include the following as defined in the agreements:

(i)

the aggregate amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates) must be at least $45,000;

(ii)	total indebtedness divided by total assets must be less than 65.0%;
(iii)

 the Partnership is permitted to declare or pay any dividends or distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends or distributions.

The Five Vessel Refinancing, the Legacy Facility Refinancing and the October 2015 Facility also impose specified financial covenants that apply to GasLog and its subsidiaries on a consolidated basis:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets must not exceed 75.0%;
(iii)

the ratio of EBITDA over debt service obligations as defined in the GasLog guarantees (including interest and debt repayments, but excluding any prepayments) on a trailing 12 months basis must be not less than 110.0%; the ratio shall be regarded as having been complied with even if the ratio falls below the stipulated 110% when cash and cash equivalent and short-term investments are at least $110,000; and

(iv)	the aggregate amount cash and cash equivalents and short-term investments must be not less than $75,000;
(v)	GasLog’s market value adjusted net worth must at all times be not less than $350,000.

GasLog Partners and GasLog were in compliance with all financial covenants as of December 31, 2019.

Loan From Related Parties:

Following the IPO on May 12, 2014, the Partnership entered into a $30,000 revolving credit facility (the “Old Sponsor Credit Facility”) with GasLog to be used for general partnership purposes. The credit facility was unsecured and provided for an availability period of 36 months and bore interest at a rate of 5.0% per annum, with no commitment fee for the first year. After the first year, the interest increased to a rate of 6.0% per annum, with an annual 2.4% commitment fee on the undrawn balance. Each advance drawn was repayable within a period of 6 months after the respective drawdown date but was subject to unconditional right of immediate renewal if no repayment was made.

On April 3, 2017, the Partnership signed a deed of termination with respect to the Old Sponsor Credit Facility with GasLog. On the same date, GasLog Partners entered into a new unsecured five-year term loan of $45,000 and a new five-year revolving credit facility of $30,000 with GasLog (together, the “New Sponsor Credit Facility”). On April 5, 2017, under the New Sponsor Credit Facility, an amount of $45,000 under the term loan facility and an amount of $15,000 under the revolving credit facility were drawn by the Partnership and were used on the same date to prepay $60,125 of the outstanding debt of GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. under the junior tranche of the Five Vessel Refinancing, which would have been originally due in April 2018. The Partnership repaid $15,000 under the revolving credit facility of the New Sponsor Credit Facility on May 22, 2017. The New Sponsor Credit Facility is unsecured and the revolving credit facility provides for an availability period of five years. Each borrowing under the New Sponsor Credit Facility accrues interest at a rate of 9.125% per annum with an annual 1.0% commitment fee on the undrawn balance.

On March 23, 2018, the outstanding amount of $45,000 under the New Sponsor Credit Facility was prepaid. On the same date, the term loan facility was terminated and the respective unamortized loan fees of $900 were written-off to profit or loss. On November 14, 2019, the Partnership drew down $10,000 under the revolving credit facility of the New Sponsor Credit Facility, which was subsequently repaid on December 31, 2019. As of December 31, 2019, the outstanding balance of the New Sponsor Credit Facility is nil.

The New Sponsor Credit Facility contains customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy. In addition, the New Sponsor Credit Facility covenants require that at all times GasLog must continue to control, directly or indirectly, the affairs or composition of the Partnership’s board of directors and any amendment to our Partnership Agreement, in the reasonable opinion of the lender, must not be adverse to its interests in connection with the New Sponsor Credit Facility.

Borrowings Repayment Schedule

The maturity table below reflects the principal repayments of the borrowings outstanding as of December 31, 2019 based on their repayment schedules:

As of
December 31,
2019
Not later than one year	115,572
Later than one year and not later than three years	551,732
Later than three years and not later than five years	429,372
Later than five years	268,955
Total	1,365,631

The weighted average total interest rate for the abovementioned credit facilities as of December 31, 2019 is 4.0% (December 31, 2018: 4.8%).

As the bank facilities bear interest at variable interest rates, their aggregate fair value as of December 31, 2019 is equal to the amount outstanding of $1,365,631.